                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-6441
                                  ----------------------------------------------

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    DECEMBER 31
                         -------------------------------------------------------

Date of reporting period:   JUNE 30, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
SEMIANNUAL REPORT

[photo of boy]

JUNE 30, 2005

International Bond Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

INTERNATIONAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the International
Bond Fund for the six months ended June 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
December 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

International Bond - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             8.30%    9.49%      5.62%      6.89%        1/7/92
--------------------------------------------------------------------------------
FUND BENCHMARK             9.81%   10.61%      6.50%      7.36%(1)        --
--------------------------------------------------------------------------------
J.P. MORGAN GLOBAL TRADED
GOVERNMENT BOND INDEX      7.82%    7.98%      5.83%      6.77%(1)        --
--------------------------------------------------------------------------------
Institutional Class         --       --         --        8.84%(2)      8/2/04
--------------------------------------------------------------------------------
Advisor Class              8.05%    9.23%       --        4.99%       10/27/98
--------------------------------------------------------------------------------

(1) Since 12/31/91, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. From the fund's inception to December 31, 1997, the fund benchmark was the J.P. Morgan ECU-Weighted European Index. Since January 1,
1998, the fund benchmark has been the J.P. Morgan Global Traded Government Bond
Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------

International Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
----------------------------------------------------------------------------------------------
                    1996   1997   1998   1999    2000    2001    2002    2003   2004   2005
----------------------------------------------------------------------------------------------
Investor Class      4.78%  0.37%  4.40%  2.76%  -2.64%  -6.23%  18.64%  22.17%  6.93%  8.30%
----------------------------------------------------------------------------------------------
Fund benchmark      5.71%  0.24%  4.68%  3.42%  -1.18%  -5.97%  19.78%  24.06%  7.90%  9.81%
----------------------------------------------------------------------------------------------
J.P. Morgan Global
Traded Government
Bond Index          2.05%  4.48%  5.87%  3.63%   2.70%  -2.55%  13.73%  16.57%  5.36%  7.82%
----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. From the fund's inception to December 31, 1997, the fund benchmark was the J.P. Morgan ECU-Weighted European Index. Since January 1,
1998, the fund benchmark has been the J.P. Morgan Global Traded Government Bond
Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

International Bond - Portfolio Commentary

PORTFOLIO MANAGER: JULIAN LE BERON

PERFORMANCE SUMMARY

On the heels of a double-digit gain for 2004, International Bond returned
-5.68%* for the six months ended June 30, 2005. By comparison, the fund's benchmark returned -5.47%. (Please see pages 2 and 3 for more information.) The fund's return was reduced by operating expenses while the benchmark's was not.

International bonds posted solid returns during the six months in local-currency terms, helped along by a global economic soft patch and lower benchmark interest rates in several European countries. But for investors with unhedged exposure to foreign currencies, the U.S. dollar's strength turned those gains into losses.
We discuss the strategies that we employed for the portfolio in that environment later on in this commentary.

ECONOMIC PERSPECTIVE

After enjoying its highest calendar-year growth in four years, the euro zone's economy is expected to have slowed during the first six months of 2005, proving particularly disappointing during the second quarter. A surge in crude oil prices and waning momentum in global manufacturing activity weighed on the region's business and consumer confidence. Collectively, that backdrop helped to drive up speculation--quashed in late June--that the European Central Bank would reduce short-term interest rates, which remained at 2.0% and low by historical standards.

Quantifying that performance, economic activity in the euro zone increased at a seasonally adjusted 0.5% during the first quarter of 2005 (the most recently measured period available), with current forecasts calling for a lower reading for the second quarter. And that same story generally held true for other
European countries such as the U.K., where first-quarter economic growth was
0.4%, and Sweden, where economic growth came in at 0.3%.

In Japan, the economic recovery gained momentum. Increased consumer spending--on the heels of several quarters of relative weakness--provided a key catalyst. For the first quarter of 2005, Japan's economy surged by a seasonally adjusted 1.2%, up substantially from 0.1% during the final quarter of 2004.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  9.0 years             8.4 years
--------------------------------------------------------------------------------
Average Duration
(Modified)                                6.0 years             5.9 years
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Government Bonds                            65.6%                 67.7%
--------------------------------------------------------------------------------
Corporate Bonds                             29.5%                 24.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  2.6%                  5.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                              2.3%                  2.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.          (continued)

------

International Bond - Portfolio Commentary

BOND AND CURRENCY PERSPECTIVE

Government-issued international bonds posted respectable returns for the six months. In local-currency terms, benchmark bond indexes from Sweden and Denmark returned approximately 6.5% and 5.4%, respectively. Benchmark bond indexes for countries within the euro zone--such as France and Germany--generally returned in the neighborhood of 5.0%, although the Netherlands provided the smallest gain at 4.7%, and Ireland provided the largest at better than 6.0%. By comparison, local-currency benchmark bond indexes for the U.K. and Japan returned approximately 4.9% and 2.0%, respectively.

Unfortunately for investors with unhedged exposure to foreign currencies, the
U.S. dollar's sharp appreciation heavily overshadowed those local-currency gains. Expectations for an upward trend in short-term interest rates combined with more vibrant economic growth than in many other parts of the world helped the U.S. dollar gain solid ground against a host of international currencies.
That left Sweden's krona down more than 15% versus the dollar for the six months, Europe's euro more than 11% lower, and both the British pound and
Japanese yen down more than 6%.

PORTFOLIO STRATEGY

On the portfolio front, we continued to use the forward currency market to adjust International Bond's foreign-exchange positions, which we consider separately from bond allocations.

In addition, we maintained a benchmark-compared overweight in bonds from the euro zone, while emphasizing a bond maturity structure that we felt would perform well if the yield gap between short- and long-term bonds decreased. That structure paid off, given that slower growth in the euro zone and optimism for lower short-term interest rates helped boost local-currency bond returns, with long-term securities generally outperforming.

Lastly, we kept part of the portfolio in non-government bonds--an overweight position compared with the benchmark--generally focusing on European corporate bonds and mortgage-backed securities.

OUR COMMITMENT

We remain committed to seeking a high total return by investing in high-quality non-dollar-denominated government and corporate debt securities outside the U.S.
And we'll attempt to do so by employing a combination of fundamental research and bond and currency valuation models.

BOND HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Germany*                                    31.3%                 26.9%
--------------------------------------------------------------------------------
France*                                     18.6%                 22.3%
--------------------------------------------------------------------------------
Japan                                       11.5%                  8.6%
--------------------------------------------------------------------------------
Netherlands*                                 7.7%                  6.6%
--------------------------------------------------------------------------------
Spain*                                       5.6%                  4.4%
--------------------------------------------------------------------------------
Italy*                                       4.8%                  4.2%
--------------------------------------------------------------------------------
Belgium*                                     4.3%                  4.2%
--------------------------------------------------------------------------------
United Kingdom                               4.0%                   --
--------------------------------------------------------------------------------
Multi-National                               3.6%                  6.6%
--------------------------------------------------------------------------------
Canada                                       2.2%                  0.5%
--------------------------------------------------------------------------------
Austria*                                     0.9%                  2.4%
--------------------------------------------------------------------------------
Denmark                                      0.6%                  2.4%
--------------------------------------------------------------------------------
Sweden                                        --                   1.9%
--------------------------------------------------------------------------------
Australia                                     --                   1.1%
--------------------------------------------------------------------------------
Cash and equivalents**                       4.9%                  7.9%
--------------------------------------------------------------------------------

*  These are euro zone member countries.

** Includes temporary cash investments and other assets and liabilities.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                     BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      1/1/05 -        EXPENSE
                      1/1/05          6/30/05         6/30/05         RATIO*
--------------------------------------------------------------------------------
INTERNATIONAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000           $943.20         $3.95          0.82%
--------------------------------------------------------------------------------
Institutional Class   $1,000           $944.30         $2.99          0.62%
--------------------------------------------------------------------------------
Advisor Class         $1,000           $942.00         $5.15          1.07%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000         $1,020.73         $4.11          0.82%
--------------------------------------------------------------------------------
Institutional Class   $1,000         $1,021.72         $3.11          0.62%
--------------------------------------------------------------------------------
Advisor Class         $1,000         $1,019.49         $5.36          1.07%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

International Bond - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

GOVERNMENT BONDS -- 65.6%

AUSTRIA -- 0.9%
--------------------------------------------------------------------------------
AUD      13,100,000   Australia
                      Commonwealth,
                      7.50%, 9/15/09                            $   10,853,706
--------------------------------------------------------------------------------

BELGIUM -- 4.3%
--------------------------------------------------------------------------------
Euro     33,850,000   Kingdom of Belgium,
                      3.00%, 3/28/10                                41,887,639
--------------------------------------------------------------------------------
Euro      7,830,000   Kingdom of Belgium,
                      4.25%, 9/28/14                                10,345,436
--------------------------------------------------------------------------------
                                                                    52,233,075
--------------------------------------------------------------------------------

CANADA -- 2.2%
--------------------------------------------------------------------------------
Euro      3,500,000   Government of Canada,
                      4.88%, 7/7/08                                  4,559,410
--------------------------------------------------------------------------------
CAD      21,550,000   Government of Canada,
                      5.75%, 6/1/33                                 21,952,164
--------------------------------------------------------------------------------
                                                                    26,511,574
--------------------------------------------------------------------------------

DENMARK -- 0.6%
--------------------------------------------------------------------------------
DKK      42,000,000   Kingdom of Denmark,
                      6.00%, 11/15/09                                7,842,881
--------------------------------------------------------------------------------

FRANCE -- 14.5%
--------------------------------------------------------------------------------
Euro     14,000,000   Government of France,
                      4.50%, 7/12/06                                17,358,175
--------------------------------------------------------------------------------
Euro     19,150,000   Government of France,
                      4.00%, 4/25/14                                24,905,085
--------------------------------------------------------------------------------
Euro     29,750,000   Government of France,
                      5.00%, 10/25/16                               41,975,283
--------------------------------------------------------------------------------
Euro     17,800,000   Government of France,
                      5.50%, 4/25/29                                27,906,290
--------------------------------------------------------------------------------
Euro     39,520,000   Government of France,
                      5.75%, 10/25/32                               64,895,166
--------------------------------------------------------------------------------
                                                                   177,039,999
--------------------------------------------------------------------------------

GERMANY -- 22.3%
--------------------------------------------------------------------------------
Euro     20,860,000   German Federal Republic,
                      4.50%, 8/18/06                                25,928,490
--------------------------------------------------------------------------------
Euro     75,350,000   German Federal Republic,
                      4.00%, 2/16/07                                94,015,089
--------------------------------------------------------------------------------
Euro     27,590,000   German Federal Republic,
                      5.25%, 1/4/11                                 37,932,916
--------------------------------------------------------------------------------
Euro      4,300,000   German Federal Republic,
                      6.25%, 1/4/24                                  7,107,747
--------------------------------------------------------------------------------
Euro     24,540,000   German Federal Republic,
                      5.63%, 1/4/28                                 38,699,409
--------------------------------------------------------------------------------
Euro     47,980,000   German Federal Republic,
                      4.75%, 7/4/34                                 69,286,500
--------------------------------------------------------------------------------
                                                                   272,970,151
--------------------------------------------------------------------------------

ITALY -- 4.8%
--------------------------------------------------------------------------------
Euro     31,990,000   Republic of Italy,
                      7.25%, 11/1/26                                58,113,153
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

JAPAN -- 11.5%
--------------------------------------------------------------------------------
JPY   4,800,600,000   Government of Japan,
                      0.30%, 6/20/08                            $   43,526,061
--------------------------------------------------------------------------------
JPY   6,080,000,000   Government of Japan,
                      0.70%, 9/20/08                                55,782,210
--------------------------------------------------------------------------------
JPY   4,355,000,000   Government of Japan,
                      1.50%, 3/20/15                                40,644,964
--------------------------------------------------------------------------------
                                                                   139,953,235
--------------------------------------------------------------------------------

NETHERLANDS -- 3.3%
--------------------------------------------------------------------------------
Euro     10,000,000   Kingdom of Netherlands,
                      3.00%, 7/15/06                                12,224,393
--------------------------------------------------------------------------------
Euro     22,780,000   Kingdom of Netherlands,
                      3.00%, 7/15/07                                28,067,816
--------------------------------------------------------------------------------
                                                                    40,292,209
--------------------------------------------------------------------------------

SPAIN -- 1.2%
--------------------------------------------------------------------------------
Euro     11,680,000   Government of Spain,
                      4.25%, 10/31/07                               14,816,442
--------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS
(Cost $790,778,855)                                                800,626,425
--------------------------------------------------------------------------------

CORPORATE BONDS -- 29.5%

FRANCE -- 4.1%
--------------------------------------------------------------------------------
Euro     39,350,000   Dexia Municipal Agency,
                      3.50%, 9/21/09                                49,483,274
--------------------------------------------------------------------------------

GERMANY -- 9.0%
--------------------------------------------------------------------------------
Euro     43,400,000   DEPFA Deutsche
                      Pfandbriefbank AG,
                      5.50%, 2/12/08                                56,843,594
--------------------------------------------------------------------------------
Euro     42,050,000   Eurohypo AG,
                      5.25%, 9/21/07                                54,265,653
--------------------------------------------------------------------------------
                                                                   111,109,247
--------------------------------------------------------------------------------

MULTI-NATIONAL -- 3.6%
--------------------------------------------------------------------------------
GBP       5,000,000   European Investment
                      Bank, 4.50%, 10/23/08                          9,027,291
--------------------------------------------------------------------------------
GBP       7,150,000   European Investment
                      Bank, 5.50%, 12/7/09                          13,401,884
--------------------------------------------------------------------------------
GBP       4,920,000   European Investment
                      Bank, 6.25%, 4/15/14                           9,992,387
--------------------------------------------------------------------------------
GBP       6,300,000   International Bank
                      for Reconstruction
                      & Development
                      (the World Bank),
                      5.38%, 1/15/14                                12,078,678
--------------------------------------------------------------------------------
                                                                    44,500,240
--------------------------------------------------------------------------------

NETHERLANDS -- 4.4%
--------------------------------------------------------------------------------
Euro     41,750,000   NV Bank Nederlandse
                      Gemeenten, 4.63%,
                      8/17/07                                       53,073,151
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

SPAIN -- 4.4%
--------------------------------------------------------------------------------
Euro     42,000,000   Banco Bilbao Vizcaya,
                      4.25%, 9/26/07                            $   53,102,892
--------------------------------------------------------------------------------

UNITED KINGDOM -- 4.0%
--------------------------------------------------------------------------------
Euro     10,000,000   Barclays Bank plc,
                      2.00%, 7/29/05                                12,079,050
--------------------------------------------------------------------------------
GBP      19,850,000   Network Rail MTN
                      Finance plc, 4.88%,
                      3/6/09                                        36,261,432
--------------------------------------------------------------------------------
                                                                    48,340,482
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $365,998,011)                                                359,609,286
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.6%

UNITED STATES -- 2.6%
--------------------------------------------------------------------------------
USD      31,650,000   FHLMC Discount Notes,
                      2.60%, 7/1/05(1)
(Cost $31,650,000)                                              $   31,650,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 97.7%
(Cost $1,188,426,866)                                            1,191,885,711
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- 2.3%                                             27,602,172
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $1,219,487,883
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell        Settlement Date        Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
    4,733,960  AUD for CHF      7/26/2005        $  3,593,273        $    20,473
--------------------------------------------------------------------------------------
    4,111,591  CHF for GBP      7/26/2005           3,214,165             99,102
--------------------------------------------------------------------------------------
    1,413,449  Euro for JPY     7/26/2005           1,711,544              4,616
--------------------------------------------------------------------------------------
   32,733,782  SEK for GBP      7/26/2005           4,195,745            229,413
--------------------------------------------------------------------------------------
   27,842,675  SEK for Euro     7/26/2005           3,568,814            174,546
--------------------------------------------------------------------------------------
   13,450,037  AUD for USD      7/26/2005          10,209,140            (63,104)
--------------------------------------------------------------------------------------
   69,999,091  CAD for USD      7/26/2005          57,076,314         (1,784,775)
--------------------------------------------------------------------------------------
  109,063,020  DKK for USD      7/26/2005          17,725,921            694,086
--------------------------------------------------------------------------------------
  108,886,635  Euro for USD     7/26/2005         131,850,683          4,589,054
--------------------------------------------------------------------------------------
    6,610,000  Euro for USD     7/26/2005           8,004,040            (13,971)
--------------------------------------------------------------------------------------
   31,074,787  Euro for USD     7/26/2005          37,628,418            728,494
--------------------------------------------------------------------------------------
    5,330,000  Euro for USD     7/26/2005           6,454,090            102,128
--------------------------------------------------------------------------------------
    4,580,000  Euro for USD     7/26/2005           5,545,916            (12,206)
--------------------------------------------------------------------------------------
    9,119,042  Euro for USD     7/27/2005          11,042,236            487,102
--------------------------------------------------------------------------------------
      950,000  GBP for USD      7/26/2005           1,699,445             25,451
--------------------------------------------------------------------------------------
    2,220,107  GBP for USD      7/26/2005           3,971,527             64,961
--------------------------------------------------------------------------------------
      940,000  GBP for USD      7/26/2005           1,681,556             26,884
--------------------------------------------------------------------------------------
1,366,274,017  JPY for USD      7/26/2005          12,358,573            356,028
--------------------------------------------------------------------------------------
    5,816,792  NZD for USD      7/26/2005           4,030,838             60,635
--------------------------------------------------------------------------------------
                                                 $325,562,238        $ 5,788,917
                                              ========================================

(Value on Settlement Date $331,351,155)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

See Notes to Financial Statements.                                   (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS* (CONTINUED)

     Contracts to Buy        Settlement Date        Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
    4,626,499  CHF for AUD      7/26/2005        $  3,616,685       $     2,939
--------------------------------------------------------------------------------------
    3,042,516  Euro for SEK     7/26/2005           3,684,179           (59,180)
--------------------------------------------------------------------------------------
    2,427,872  GBP for SEK      7/26/2005           4,343,195           (81,963)
--------------------------------------------------------------------------------------
    1,822,930  GBP for CHF      7/26/2005           3,261,021           (52,247)
--------------------------------------------------------------------------------------
  187,559,031  JPY for Euro     7/26/2005           1,696,557           (19,602)
--------------------------------------------------------------------------------------
    4,260,009  AUD for USD      7/26/2005           3,233,525           (17,714)
--------------------------------------------------------------------------------------
   43,944,940  CAD for USD      7/26/2005          35,832,111            133,541
--------------------------------------------------------------------------------------
   39,685,431  CAD for USD      7/26/2005          32,358,965            766,812
--------------------------------------------------------------------------------------
    3,140,000  CHF for USD      7/26/2005           2,454,641          (128,977)
--------------------------------------------------------------------------------------
   13,264,274  CHF for USD      7/26/2005          10,369,116          (442,711)
--------------------------------------------------------------------------------------
   84,588,543  DKK for USD      7/26/2005          13,748,105          (219,159)
--------------------------------------------------------------------------------------
   18,460,889  Euro for USD     7/26/2005          22,354,266          (260,717)
--------------------------------------------------------------------------------------
    4,837,122  Euro for USD     7/26/2005           5,857,264          (246,675)
--------------------------------------------------------------------------------------
   29,005,462  Euro for USD     7/26/2005          35,122,676        (1,554,761)
--------------------------------------------------------------------------------------
    3,540,208  Euro for USD     7/26/2005           4,286,834             6,970
--------------------------------------------------------------------------------------
   31,821,717  GBP for USD      7/26/2005          56,925,544        (1,089,584)
--------------------------------------------------------------------------------------
  533,255,000  JPY for USD      7/26/2005           4,823,535          (176,465)
--------------------------------------------------------------------------------------
4,314,198,316  JPY for USD      7/26/2005          39,023,895        (1,165,006)
--------------------------------------------------------------------------------------
   24,552,411  NZD for USD      7/26/2005          17,013,983          (265,022)
--------------------------------------------------------------------------------------
  299,479,944  SEK for USD      7/26/2005          38,386,689        (2,649,204)
--------------------------------------------------------------------------------------
                                                 $338,392,786       $(7,518,725)
                                              ========================================

(Value on Settlement Date $345,911,511)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO FINANCIAL STATEMENTS

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

FHLMC = Federal Home Loan Mortgage Corporation

GBP = British Pound

JPY = Japanese Yen

MTN = Medium Term Note

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

(1)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $1,188,426,866)       $1,191,885,711
------------------------------------------------------------
Cash                                                                   30,353
------------------------------------------------------------
Foreign currency holdings, at value (cost of $17,691)                  17,728
------------------------------------------------------------
Receivable for investments sold                                     3,301,689
------------------------------------------------------------
Receivable for forward foreign currency exchange contracts          8,573,235
------------------------------------------------------------
Receivable for capital shares sold                                  1,880,079
------------------------------------------------------------
Interest receivable                                                24,949,971
--------------------------------------------------------------------------------
                                                                1,230,638,766
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            10,303,043
------------------------------------------------------------
Accrued management fees                                               818,154
------------------------------------------------------------
Distribution fees payable                                              14,843
------------------------------------------------------------
Service fees payable                                                   14,843
--------------------------------------------------------------------------------
                                                                   11,150,883
--------------------------------------------------------------------------------

NET ASSETS                                                     $1,219,487,883
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid-in                                                $1,178,771,977
------------------------------------------------------------
Undistributed net investment income                                22,532,771
------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                  17,836,212
------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                       346,923
--------------------------------------------------------------------------------
                                                               $1,219,487,883
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                     $1,140,782,502
------------------------------------------------------------
Shares outstanding                                                 83,055,808
------------------------------------------------------------
Net asset value per share                                              $13.74
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                                         $4,480,679
------------------------------------------------------------
Shares outstanding                                                    325,935
------------------------------------------------------------
Net asset value per share                                              $13.75
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                        $74,224,702
------------------------------------------------------------
Shares outstanding                                                  5,414,536
------------------------------------------------------------
Net asset value per share                                              $13.71
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Interest (net of foreign taxes withheld $37,610)                $  18,217,038
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                     4,725,123
------------------------------------------------------------
Distribution fees -- Advisor Class                                     69,512
------------------------------------------------------------
Service fees -- Advisor Class                                          69,512
------------------------------------------------------------
Trustees' fees and expenses                                            43,935
--------------------------------------------------------------------------------
                                                                    4,908,082
------------------------------------------------------------
Amount reimbursed                                                         (19)
--------------------------------------------------------------------------------
                                                                    4,908,063
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              13,308,975
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
------------------------------------------------------------
Investment transactions                                            11,759,870
------------------------------------------------------------
Foreign currency transactions                                      14,194,345
--------------------------------------------------------------------------------
                                                                   25,954,215
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
------------------------------------------------------------
Investments                                                        20,677,743
------------------------------------------------------------
Translation of assets and liabilities in foreign currencies      (129,838,179)
--------------------------------------------------------------------------------
                                                                 (109,160,436)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                  (83,206,221)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (69,897,246)
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                            2005              2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                        $   13,308,975    $   18,468,751
--------------------------------------------
Net realized gain                                25,954,215        36,308,081
--------------------------------------------
Change in net unrealized appreciation          (109,160,436)       39,389,468
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (69,897,246)       94,166,300
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                 (7,065,097)      (12,226,892)
--------------------------------------------
  Institutional Class                               (19,014)          (11,715)
--------------------------------------------
  Advisor Class                                    (295,394)         (534,099)
--------------------------------------------
From net realized gains:
--------------------------------------------
  Investor Class                                 (9,001,303)      (24,424,453)
--------------------------------------------
  Institutional Class                               (24,119)          (23,556)
--------------------------------------------
  Advisor Class                                    (379,361)       (1,072,872)
--------------------------------------------------------------------------------
Decrease in net assets from distributions       (16,784,288)      (38,293,587)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                 285,342,469       321,159,940
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      198,660,935       377,032,653

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           1,020,826,948       643,794,295
--------------------------------------------------------------------------------
End of period                                $1,219,487,883    $1,020,826,948
================================================================================

Undistributed net investment income             $22,532,771       $16,603,301
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, nondollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. The Institutional Class commenced sale on August 2, 2004.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to

(continued)

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are expected to be declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid twice a year.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.4925% to 0.6100% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Institutional Class and the Advisor
Class are 0.2000% and 0.2500% less at each point within the Complex Fee range, respectively. The effective annual management fee for the six months ended June
30, 2005, was 0.82%, 0.62% and 0.57% for the Investor Class, Institutional
Class, and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations. During the six months ended June 30, 2005, the Advisor Class received a reimbursement of its distribution fees of $19. The reimbursement had no impact on the ratio of operating expenses and the ratio of net investment income to average net assets.

(continued)

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC (formerly American
Century Services Corporation).

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Trustees. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                      $1,439,381,703
--------------------------------------------------------------------------------
Proceeds from sales                                            $1,149,651,101
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The trust has an unlimited number of shares authorized. Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                    SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------
Sold                                              36,251,353    $ 519,380,663
--------------------------------------------
Issued in reinvestment of distributions              854,920       12,337,181
--------------------------------------------
Redeemed                                         (20,209,698)    (285,681,106)
--------------------------------------------------------------------------------
Net increase                                      16,896,575    $ 246,036,738
================================================================================
YEAR ENDED DECEMBER 31, 2004
--------------------------------------------
Sold                                              47,993,169    $ 675,846,991
--------------------------------------------
Issued in reinvestment of distributions            1,995,138       28,736,799
--------------------------------------------
Redeemed                                         (29,463,343)    (403,535,285)
--------------------------------------------------------------------------------
Net increase                                      20,524,964    $ 301,048,505
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------
Sold                                                 246,506       $3,539,067
--------------------------------------------
Issued in reinvestment of distributions                   60              859
--------------------------------------------
Redeemed                                              (6,161)         (86,367)
--------------------------------------------------------------------------------
Net increase                                         240,405       $3,453,559
================================================================================
PERIOD ENDED DECEMBER 31, 2004(1)
--------------------------------------------
Sold                                                  87,758       $1,253,555
--------------------------------------------
Issued in reinvestment of distributions                  170            2,476
--------------------------------------------
Redeemed                                              (2,398)        (35,204)
--------------------------------------------------------------------------------
Net increase                                          85,530       $1,220,827
================================================================================

(1) August 2, 2004 (commencement of sale) through December 31, 2004.

(continued)

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                    SHARES          AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------
Sold                                               2,927,331      $41,647,821
--------------------------------------------
Issued in reinvestment of distributions               40,110          577,981
--------------------------------------------
Redeemed                                            (451,013)      (6,373,630)
--------------------------------------------------------------------------------
Net increase                                       2,516,428      $35,852,172
================================================================================
YEAR ENDED DECEMBER 31, 2004
--------------------------------------------
Sold                                               1,832,224      $25,482,888
--------------------------------------------
Issued in reinvestment of distributions               97,856        1,407,282
--------------------------------------------
Redeemed                                            (583,641)      (7,999,562)
--------------------------------------------------------------------------------
Net increase                                       1,346,439      $18,890,608
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                $1,188,976,594
================================================================================
Gross tax appreciation of investments                            $ 30,338,281
-------------------------------------------------------------
Gross tax depreciation of investments                             (27,429,164)
--------------------------------------------------------------------------------
Net tax appreciation of investments                              $  2,909,117
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
----------------------------------------------------------------------------------------------
                                                   INVESTOR CLASS
----------------------------------------------------------------------------------------------
                         2005(1)      2004        2003        2002       2001        2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $14.76      $13.64      $12.19      $10.08     $10.25      $10.55
----------------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income(2)                0.16        0.36        0.37        0.36       0.39        0.38
---------------------
  Net Realized and
  Unrealized
  Gain (Loss)             (0.98)       1.40        2.03        2.01      (0.56)      (0.51)
----------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations              (0.82)       1.76        2.40        2.37      (0.17)      (0.13)
----------------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment Income       (0.09)      (0.21)      (0.31)      (0.26)       --        (0.11)
---------------------
  From Net
  Realized Gains          (0.11)      (0.43)      (0.64)        --         --        (0.06)
----------------------------------------------------------------------------------------------
  Total
  Distributions           (0.20)      (0.64)      (0.95)      (0.26)       --        (0.17)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period            $13.74      $14.76      $13.64      $12.19     $10.08      $10.25
==============================================================================================
  TOTAL RETURN(3)         (5.68)%     13.10%      19.91%      23.53%     (1.66)%     (1.20)%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses to Average
Net Assets               0.82%(4)      0.83%       0.84%       0.85%       0.86%       0.87%
---------------------
Ratio of Net
Investment Income
to Average
Net Assets               2.28%(4)      2.60%       2.80%       3.28%       3.87%       3.85%
---------------------
Portfolio
Turnover Rate                105%       104%        112%        137%        147%        221%
---------------------
Net Assets,
End of Period
(in thousands)         $1,140,783   $976,828    $622,657    $315,491    $115,172    $111,320
----------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                         2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $14.77       $13.37
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(3)                                 0.17         0.17
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 (0.98)        1.84
--------------------------------------------------------------------------------
  Total From Investment Operations                        (0.81)        2.01
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                              (0.10)       (0.18)
-----------------------------------------------------
  From Net Realized Gains                                 (0.11)       (0.43)
--------------------------------------------------------------------------------
  Total Distributions                                     (0.21)       (0.61)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $13.75       $14.77
================================================================================
  TOTAL RETURN(4)                                         (5.57)%      15.25%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.62%(5)    0.63%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     2.48%(5)    2.88%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                      105%     104%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                   $4,481      $1,263
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) August 2, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
---------------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
---------------------------------------------------------------------------------------------
                           2005(1)      2004       2003       2002       2001      2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $14.75      $13.62     $12.16     $10.03     $10.23     $10.52
---------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(2)                  0.14        0.32       0.29       0.33       0.36       0.35
-------------------------
  Net Realized and
  Unrealized Gain (Loss)    (0.99)       1.42       2.08       2.00      (0.56)     (0.50)
---------------------------------------------------------------------------------------------
  Total From
  Investment Operations     (0.85)       1.74       2.37       2.33      (0.20)     (0.15)
---------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.08)      (0.18)     (0.27)     (0.20)      --        (0.08)
-------------------------
  From Net
  Realized Gains            (0.11)      (0.43)     (0.64)       --        --        (0.06)
---------------------------------------------------------------------------------------------
  Total Distributions       (0.19)      (0.61)     (0.91)     (0.20)      --        (0.14)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period              $13.71      $14.75     $13.62     $12.16     $10.03     $10.23
=============================================================================================
  TOTAL RETURN(3)           (5.80)%     12.93%     19.60%     23.24%     (1.96)%    (1.35)%

---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 1.07%(4)      1.08%      1.09%      1.10%       1.11%       1.12%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets      2.03%(4)      2.35%      2.55%      3.03%       3.62%       3.60%
-------------------------
Portfolio
Turnover Rate                  105%       104%       112%       137%        147%        221%
-------------------------
Net Assets,
End of Period
(in thousands)              $74,225    $42,736    $21,137     $3,192      $1,983        $918
---------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any.  Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Approval of Management Agreement for International Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning International Bond (the "fund") and the services provided to the fund under the management agreement. The information included:

*  the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

*  reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

*  data comparing the cost of owning the fund to the cost of owning a similar fund;

*  data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*  financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

*  data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund and the advisor, and in formulating

(continued)

------

Approval of Management Agreement for International Bond

the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*  fund construction and design

*  portfolio security selection

*  initial capitalization/funding

*  securities trading

*  custody of fund assets

*  daily valuation of the fund's portfolio

*  shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*  legal services

*  regulatory and portfolio compliance

*  financial reporting

*  marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks managed similarly to the fund. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the
Directors discuss with the advisor

(continued)

------

Approval of Management Agreement for International Bond

and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. International Bond's performance fell below its benchmark for both one and three year periods during the past year. The board discussed
International Bond's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by

(continued)

------

Approval of Management Agreement for International Bond

reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the fee breakpoints of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's benchmark. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds

(continued)

------

Approval of Management Agreement for International Bond

and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The
Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class and Advisor Class. The total expense ratio for Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND INDEX (JPM GTGBI) is a
market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America,
Europe, Asia, and Australia.

Since January 1998, the FUND BENCHMARK has been the JPM GTGBI with the U.S.
excluded and Japan weighted at 15%.

Prior to January 1998, the FUND BENCHMARK was the J.P. Morgan ECU-Weighted
European Index.

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0508
SH-SAN-44733N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   August 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   August 29, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   August 29, 2005